Share-based Compensation - Summary of RSUs activity under the Share Incentive Plan (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of RSUs - Unvested, Beginning Balance	4,119,500	1,278,750	735,476
Number of RSUs - Granted	876,380	4,790,000	2,363,000
Number of RSUs - Vested	(2,034,880)	(1,949,250)	(1,819,726)
Number of RSUs - Forfeited	(283,000)	0	0
Number of RSUs - Unvested, Ending Balance	2,678,000	4,119,500	1,278,750	735,476
Weighted average grant date fair value - Unvested, Beginning Balance	$ 9.4561	$ 4.7774	$ 4.7523
Weighted average grant date fair value - Granted	1.88	10.62	4.2912
Weighted average grant date fair value - Vested	7.2254	9.2469	4.1359
Weighted average grant date fair value - Forfeited	7.5431	0	0
Weighted average grant date fair value - Unvested, Ending Balance	$ 8.874	$ 9.4561	$ 4.7774	$ 4.7523
Weighted average remaining contractual life (Years)	1 year 10 months 24 days	2 years 8 months 1 day	2 years 8 months 4 days	3 years 7 days
Expected to vest as of December 31, 2022	2,678,000